Leases - Summary of the carrying amounts of lease liabilities (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
Beginning balance	S/ 158,045	S/ 162,922	S/ 140,583
Additions To Lease Liability	26,837	18,233	36,617
Lease Acquired Through Business Combination			21,551
Interest expense on lease liabilities	12,855	13,465	11,824
Leases Prepayment Penalty			9
Payment for lease liabilities	(45,593)	(42,530)	(34,758)
Penalty Paid for Leases Prepayment			(9)
Lease Contracts Cancelled		(174)	(1,231)
Increase Decrease Through Net Exchange Differences Lease Liability	(4,256)	6,129	(11,664)
Ending balance	147,888	158,045	162,922
Current lease liabilities	32,459	31,867	28,084
Non-current lease liabilities	S/ 115,429	S/ 126,178	S/ 134,838